Provisions for liabilities and charges	6 Months Ended
Jun. 30, 2024
Provision for liabilities and charges
Provisions for liabilities and charges

11. Provisions for liabilities and charges

				Financial
	Customer	Litigation and		commitments
	redress	other regulatory	Property	and guarantees	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2024	486	156	99	78	171	990
Expected credit losses impairment release	—	—	—	(22)	—	(22)
Currency translation and other movements	1	1	—	—	(2)	—
Charge to income statement	39	18	32	—	228	317
Release to income statement	(22)	(20)	(21)	—	(16)	(79)
Provisions utilised	(50)	(18)	(11)	—	(85)	(164)
At 30 June 2024	454	137	99	56	296	1,042

(1)	Other materially comprises of provisions relating to restructuring costs and Bank of England Levy. The charge for the year includes restructuring costs of £149 million and Bank of England Levy of £79 million.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.